Derivative Instruments (Movements out of OCI) (Details) - Foreign currency exchange forward contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Foreign currency transaction gains (losses)	$ 102	$ 106	$ 98
Cost of sales
Derivative [Line Items]
Foreign currency transaction gains (losses)	25	31	39
Designated as Hedging Instrument
Derivative [Line Items]
Derivatives used in Net Investment Hedge, Gain (Loss), Reclassified to Earnings, Net of Tax	38
Designated as Hedging Instrument | Other Income (expense) [Member]
Derivative [Line Items]
Foreign currency transaction gains (losses)	44	35	34
Not Designated as Hedging Instrument | Other Income (expense) [Member]
Derivative [Line Items]
Foreign currency transaction gains (losses)	$ 33	$ 40	$ 25